UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07897

MUNDER SERIES TRUST II

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

Munder Healthcare Fund
  Portfolio of Investments, September 30, 2005 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 97.8%
HEALTH CARE — 97.8%
Biotechnology — 20.8%
43,500	Abgenix, Inc. †,(f)	$551,580
168,925	Amgen, Inc. †	13,458,255
14,025	Amylin Pharmaceuticals, Inc. †,(f)	487,930
49,375	Biogen Idec Inc. †,(f)	1,949,325
23,450	Celgene Corporation †,(f)	1,273,804
128,625	Genentech, Inc. †	10,831,511
78,900	Genzyme Corporation †	5,652,396
68,100	Gilead Sciences, Inc. †	3,320,556
25,650	Human Genome Sciences, Inc. †	348,584
44,825	ImClone Systems Incorporated †,(f)	1,409,746
6,500	Invitrogen Corporation †,(f)	488,995
44,100	Millennium Pharmaceuticals, Inc. †,(f)	411,453
22,450	Neurocrine Biosciences, Inc. †,(f)	1,104,315
18,550	Protein Design Labs, Inc. †,(f)	519,400
57,800	QIAGEN N.V. †,(f)	753,712
21,950	Techne Corporation †,(f)	1,250,711
12,900	Vertex Pharmaceuticals Incorporated †	288,315

		44,100,588

Environmental & Facility Services — 0.6%
20,975	Stericycle, Inc. †	1,198,721

Health Care Distributors — 3.9%
14,425	AmerisourceBergen Corporation	1,115,053
57,825	Cardinal Health, Inc.	3,668,418
37,225	Henry Schein, Inc. †,(f)	1,586,529
39,800	McKesson Corporation	1,888,510

		8,258,510

Health Care Equipment — 17.8%
92,650	Baxter International Inc.	3,693,955
16,650	Becton, Dickinson and Company	872,960
39,925	Biomet, Inc. (f)	1,385,797
14,025	C.R. Bard, Inc.	926,071
25,475	Fisher Scientific International, Inc. †,(f)	1,580,724
44,000	Guidant Corporation	3,031,160
7,150	Kinetic Concepts, Inc. †	406,120
206,650	Medtronic, Inc.	11,080,573
20,500	ResMed, Inc. †,(f)	1,632,825
26,325	Respironics, Inc. †	1,110,388
108,900	St. Jude Medical, Inc. †	5,096,520
82,575	Stryker Corporation	4,081,682
22,650	Thermo Electron Corporation †	699,885
32,125	Zimmer Holdings, Inc. †	2,213,091

		37,811,751

Health Care Facilities — 1.6%
12,050	Community Health Systems, Inc. †	467,661
30,575	HCA Inc. (f)	1,465,154
17,875	Health Management Associates, Inc., Class A (f)	419,526
7,700	LifePoint Hospitals, Inc. †	336,721
31,100	VCA Antech, Inc. †,(f)	793,672

		3,482,734

Health Care Services — 4.9%
66,750	Caremark Rx, Inc. †	3,332,827
68,675	Express Scripts, Inc. †	4,271,585

27,025	Medco Health Solutions, Inc. †	1,481,781
26,525	Quest Diagnostics Incorporated	1,340,574

		10,426,767

Health Care Supplies — 3.5%
52,025	Alcon, Inc.	6,652,957
13,550	Millipore Corporation †	852,160

		7,505,117

Managed Health Care — 14.0%
50,700	Aetna, Inc.	4,367,298
25,950	CIGNA Corporation	3,058,467
27,800	Coventry Health Care, Inc. †	2,391,356
14,675	Health Net, Inc., Class A †	694,421
21,300	Humana Inc. †	1,019,844
183,900	UnitedHealth Group, Inc.	10,335,180
102,325	WellPoint, Inc. †	7,758,281

		29,624,847

Pharmaceuticals — 30.7%
197,925	Abbott Laboratories	8,392,020
26,850	Allergan, Inc.	2,459,997
178,050	Bristol-Myers Squibb Company	4,283,883
181,125	Eli Lilly and Company	9,693,810
176,150	Johnson & Johnson	11,146,772
154,625	Merck & Co. Inc.	4,207,346
9,525	MGI Pharma, Inc. †,(f)	222,028
195,050	Pfizer, Inc.	4,870,399
31,975	Roche Holding Ltd., ADR	2,230,064
22,550	Salix Pharmaceuticals, Ltd. †,(f)	479,188
274,250	Schering-Plough Corporation (f)	5,772,962
11,075	Sepracor Inc. †,(f)	653,314
228,975	Wyeth	10,594,673

		65,006,456

Total Health Care		207,415,491

TOTAL COMMON STOCKS
(Cost $179,550,775)		207,415,491

WARRANTS — 0.0%
Biotechnology — 0.0%
50,000	Aphton Corporation, expires 09/18/2008
	(exercise price: $8.12) †,(g)	0
52,500	Axonyx, Inc., expires 01/08/2009
	(exercise price: $7.25) †,(g)	0

TOTAL WARRANTS
(Cost $330,613)		0

INVESTMENT COMPANY SECURITY — 2.3%
(Cost $4,632,706)
62,500	iShares Nasdaq Biotechnology Index Fund(f)	4,812,500

Principal
Amount
REPURCHASE AGREEMENT(d) — 0.6%
(Cost $1,311,000)
$1,311,000	Agreement with State Street Bank and Trust Company, 3.550%
	dated 09/30/2005, to be repurchased at $1,311,388 on
	10/03/2005, collateralized by $1,105,000 FNMA, 6.250%
	maturing 05/15/2029 (value $1,338,431)	1,311,000

Shares
COLLATERAL FOR SECURITIES ON LOAN(e) — 10.6%
(Cost $22,561,420)
22,561,420	State Street Navigator Securities Lending Trust - Prime
	Portfolio(h)	22,561,420

TOTAL INVESTMENTS
(Cost $208,386,514)(i)	111.3%	$236,100,411

†	Non-income producing security.
(a)	All percentages are based on net assets of the Munder Healthcare Fund (the “Fund”) as of September 30, 2005.

(b)	The Fund invests primarily in companies that are principally engaged in activities within the health care sector and companies providing services primarily within the health care industries. Health care is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. Adverse economic, business or political developments affecting that sector could have a major effect on the value of the Fund’s investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated daily into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(f)	Security, or a portion thereof, is on loan.

(g)	Fair valued security as of September 30, 2005 (see note (c) above).

(h)	As of September 30, 2005, the market value of the securities on loan is $22,170,153.

(i)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $33,903,146 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $6,189,249 and net appreciation for financial reporting purposes was $27,713,897. At September 30, 2005, aggregate cost for financial reporting purposes was $208,386,514.

ABBREVIATIONS:
ADR	—	American Depositary Receipt
FNMA	—	Federal National Mortgage Association

Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST II

By:	/s/ Enrique Chang Enrique Chang President

Date:	November 29, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang Enrique Chang President and Principal Executive Officer

Date:	November 29, 2005

By:	/s/ Peter K. Hoglund Peter K. Hoglund Vice President and Principal Financial Officer

Date:	November 29, 2005

Exhibit Index

Exhibit No.	Exhibit Description

99.1	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.